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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110
Address of principal executive offices) (Zip code)

Diana J. Kenneally
US Bank Corporate Trust Services
One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-603-6406

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 28, 2004

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (B)	Amortized Cost (Notes 1 and 2)
	COLLEGE AND UNIVERSITY LOANS (66.1%) ALABAMA
$48	Birmingham-Southern College	3.00	10/01/2006	12.48	$44
236	Birmingham-Southern College	3.00	10/01/2010	12.47	179
6	Stillman College	3.00	02/01/2007	13.24	5
1,486	University of Alabama	3.00	05/01/2021	12.27	825
207	University of Montevallo	3.00	05/01/2023	12.30	108
	CALIFORNIA
603	Azusa Pacific University	3.00	04/01/2017	12.96	362
1,320	California State University	3.00	11/01/2012	10.57	990
40	Foothill College	3.00	10/01/2006	11.76	36
230	Monterey Peninsula College	3.00	10/01/2018	11.95	136
320	San Diego State University	3.00	11/01/2021	11.93	174
670	San Francisco State University	3.00	11/01/2021	11.93	364
28	Scripps College	3.00	10/01/2005	12.51	26
	FLORIDA
90	Florida Atlantic University	3.00	07/01/2006	11.85	80
8	Florida Institute of Technology	3.00	02/01/2006	13.17	7
1,450	University of South Florida	3.00	07/01/2013	11.97	994
	HAWAII
270	University of Hawaii at Manoa	3.00	10/01/2006	11.76	243
	ILLINOIS
410	Concordia College	3.00	05/01/2011	12.64	310
	INDIANA
150	Anderson College	3.00	03/01/2010	13.02	117
340	Taylor University	3.00	10/01/2010	12.45	258
1,350	University of Notre Dame	3.00	04/01/2018	12.95	784
	IOWA
730	Drake University	3.00	10/01/2012	12.71	520
	KANSAS
210	Emporia State University	3.00	04/01/2009	12.33	174
42	Kansas Newman College	3.00	04/01/2006	13.10	39
	LOUISIANA
175	Grambling State University	3.00-3.75	10/01/2005	11.70	164
420	Xavier University	3.00	10/01/2017	12.54	244
	MARYLAND
980	Western Maryland College	3.00	11/01/2016	12.44	601
	MASSACHUSETTS
173	Atlantic Union College	3.00	05/01/2023	12.68	87
722	Boston University	3.00	12/31/2022	11.87	376
51	Hampshire College	3.00	11/01/2006	12.43	47

98	Springfield College	3.00	05/01/2011	12.59	74
	MICHIGAN
$950	Albion College	3.00	10/01/2015	12.51	$598
290	Alma College	3.00	04/01/2010	11.87	232
580	Michigan State University	3.00	05/01/2020	10.96	352
2,379	Finlandia University(A)	3.00	08/01/2014	12.70	417
	MINNESOTA
1,020	Augsburg College	3.00	04/01/2016	12.95	633
445	College of St. Thomas	3.00	04/01/2017	12.95	268
	MISSISSIPPI
100	Jackson State University	3.00	01/01/2007	12.50	83
40	Mississippi Valley State	3.00	07/01/2008	11.89	33
103	Tougaloo College	3.00	06/01/2021	12.44	54
	MISSOURI
223	Missouri Southern State College	3.00	12/01/2008	10.56	180
133	Missouri Western State College	3.00	10/01/2008	11.77	111
190	Southeast Missouri State	3.50	04/01/2005	12.32	185
	NEBRASKA
88	University of Nebraska	3.00	07/01/2013	10.59	63
	NEW HAMPSHIRE
260	Daniel Webster College	3.00	04/01/2019	12.99	146
258	New England College	3.625	10/01/2013	12.37	182
795	New England College	3.00	04/01/2019	12.96	449
463	Rivier College	3.625	04/01/2014	12.78	321
	NEW JERSEY
91	Fairleigh Dickinson University	3.00	11/01/2020	12.09	51
180	Montclair State College	3.00	07/01/2008	11.32	150
	NEW YORK
135	Alfred University	3.00	11/01/2007	12.41	115
454	Long Island University	3.00	06/01/2016	12.34	279
103	Long Island University	3.75	10/01/2005	12.42	96
913	Sarah Lawrence College	3.00	11/01/2021	12.64	492
	NORTH CAROLINA
85	Montreat-Anderson College	3.00	12/01/2019	12.19	48
275	North Carolina State University	3.00	09/01/2006	8.02	257
1,010	University of North Carolina	3.00	01/01/2018	11.49	605
	OHIO
1,435	Case Western Reserve University	3.00	04/01/2016	10.54	987
520	Kent State University	3.00	12/01/2008	10.55	421
81	Riverside Hospital	3.00	04/01/2007	13.09	73
186	University of Steubenville	3.375	04/01/2012	12.88	135
250	University of Steubenville	3.00	04/01/2017	12.96	150

	PENNSYLVANIA
$457	Carnegie-Mellon University	3.00	11/01/2017	10.45	$304
500	Harcum Junior College	3.00	11/01/2015	12.44	317
310	Haverford College	3.625	11/01/2013	12.29	225
40	Susquehanna University	3.00	11/01/2006	12.44	36
285	Susquehanna University	3.625	11/01/2014	12.32	193
95	Swarthmore College	3.00	11/01/2013	12.30	65
328	Temple University	3.375	11/01/2014	11.99	228
	RHODE ISLAND
296	Community College of Rhode Island	3.00	04/01/2018	12.10	181
	SOUTH CAROLINA
23	Benedict College	3.00	11/01/2006	12.42	21
715	College of Charleston	3.00	07/01/2016	12.02	448
624	Morris College	3.00	11/01/2013	12.42	423
	SOUTH DAKOTA
14	Black Hills State College	3.00	10/01/2005	11.76	13
34	Black Hills State College	3.00	10/01/2007	11.77	30
	TENNESSEE
95	Bryan College	3.00	02/01/2010	12.68	72
154	Vanderbilt University	3.00	08/01/2005	10.69	144
334	Vanderbilt University	3.00	06/30/2009	10.39	273
	TEXAS
438	Jarvis Christian College	3.00	04/01/2019	12.96	248
123	Laredo Junior College	3.00	08/01/2009	11.82	98
136	St. Edward's University	3.625	04/01/2013	12.80	97
105	Texas College	3.00	04/01/2007	13.09	93
473	Texas Tech University	3.625	03/01/2013	10.80	359
3,145	Texas Tech University	3.375-3.50	03/01/2012	10.83	2,447
	VERMONT
970	Middlebury College	3.00	04/01/2018	12.87	600
80	St. Michael's College	3.00	04/01/2008	13.06	70
2,212	University of Vermont	3.00	10/01/2019	12.19	1,272
	VIRGINIA
1,390	Old Dominion University	3.00	06/01/2013	11.70	958
	WASHINGTON
60	Western Washington University	3.00	10/01/2007	11.16	52

40,334	Total College and University Loans				25,801
	Allowance for Loan Losses				860

	Net Loans of the Trust				24,941

	INVESTMENT AGREEMENTS (33.9%)

$2,704	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	$2,704
10,095	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	10,095

12,799	Total Investment Agreements				12,799

53,133	Total Investments (100.0%)				$37,740

(A)
This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.

(B)
Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

  (a)
  Not applicable to the registrant.

  (b)
  Not applicable to the registrant.

Item 3. Exhibits.

        The following exhibits are attached to this Form N-Q:

  1)
  Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

  2)
  Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

  3)
  Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

  4)
  GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        (Registrant)            College and University Facility Loan Trust One

        By (Signature and Title)*            /s/ Diana J. Kenneally    Assistant Vice President

        Date            April 29, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By (Signature and Title)*            /s/ Diana J. Kenneally Assistant Vice President

        Date            April 29, 2005

        * Print the name and title of each signing officer under his or her signature.

2

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  Item 1. Schedule of Investments
SCHEDULE OF INVESTMENTS
  Item 2. Controls and Procedures
SIGNATURES